THE CHARLES SCHWAB FAMILY OF FUNDS

Schwab California AMT Tax-Free Money Fund

Supplement dated September 29, 2014 to the Summary Prospectus dated April 30, 3014 as supplemented June 4, 2014

Supplement dated September 29, 2014 to the Statutory Prospectus dated April 30, 3014 as supplemented June 4, 2014

Supplement dated September 29, 2014 to the Statement

of Additional Information dated April 30, 2014

This supplement provides new and additional information beyond that contained in the

Summary Prospectus, Statutory Prospectus, and Statement of Additional

Information and should be read in conjunction with those documents.

Effective September 29, 2014 Schwab California AMT Tax-Free Money Fund merged into Schwab California Municipal Money Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR RECORDS.

REG82555-00 (09/14) ©2014 All Rights Reserved 00126149